Leasing and other commitments	12 Months Ended
Jan. 31, 2019
Disclosure of recognised finance lease as assets by lessee [abstract]
Leasing and other commitments
Leasing and other commitments
The Group’s total commitments under non-cancelable operating leases are as follows:

	Land & Buildings
	January 31, 2019	January 31, 2018
	£000	£000
Leases which expire
Not later than one year	357	337
Later than one year and not later than five years	723	1,143
	1,080	1,480

In addition to land and buildings, the Group enters into contracts in the normal course of business with contract research organizations to assist in the performance of research and development activities and other services and products for operating purposes. These contracts generally provide for termination on notice, and therefore are cancelable contracts and not reflected in the table above.